================================================================================
   As Filed With The Securities And Exchange Commission On November 3, 2000

                           Registration No. 33-80958

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 13

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 24

           PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                          (Exact Name of Registrant)

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (319) 297-8121

                             Brenda Sneed, Esquire
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                  Copies to:
                           Michael Berenson, Esquire
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
              1025 Thomas Jefferson Street, N.W., Suite 400 East
                          Washington, D.C. 20007-0805

                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[_]  Immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  On December 1, 2000, pursuant to paragraph (b) of Rule 485.
[_]  60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
[_]  On _______________, pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

Parts A, B, and C of Registrant's Post-Effective Amendment No. 12, filed on September 5, 2000 (File No. 33-80958), are incorporated herein by reference, and this Post-Effective Amendment is being filed for the sole purpose of further delaying the effectiveness of the above-referenced Amendment.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 2nd day of November, 2000.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    SEPARATE ACCOUNT V (REGISTRANT)


                    By:  Peoples Benefit Life Insurance Company


                    By:  BART HERBERT, JR.
                         ----------------------------
                         Bart Herbert, Jr., President


                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    (DEPOSITOR)


                    By:  BART HERBERT, JR.
                         ----------------------------
                         Bart Herbert, Jr., President


By:    /s/ Michael F. Lane
       -------------------
       Michael F. Lane
       Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


Signature                                                       Title                           Date
---------                                                       -----                           -----
BRENDA K. CLANCY*                                    Director and Vice President             November 2, 2000
----------------------------------------------
Brenda K. Clancy

G. DOUGLAS MANGUM, JR.*                              Director and Senior Vice President      November 2, 2000
----------------------------------------------
G. Douglas Mangum, Jr.

MARTHA A. McCONNELL*                                 Treasurer (Chief Accounting Officer)    November 2, 2000
----------------------------------------------
Martha A. McConnell

DOUGLAS A. SARCIA*                                   Director and Vice President             November 2, 2000
----------------------------------------------
Douglas A. Sarcia

BRIAN A. SMITH*                                      Director and Vice President             November 2, 2000
----------------------------------------------
Brian A. Smith

BART HERBERT, JR.*                                   Director and President                  November 2, 2000
----------------------------------------------
Bart Herbert, Jr.

CRAIG D. VERMIE*                                     Director and Secretary                  November 2, 2000
----------------------------------------------
Craig D. Vermie

KATHLEEN M. MODZELEWSKI*                             Director and Assistant Vice President   November 2, 2000
----------------------------------------------
Kathleen M. Modzelewski

LARRY N. NORMAN*                                     Director and Vice President             November 2, 2000
----------------------------------------------
Larry N. Norman

DAVID G. REKOSKI*                                    Director and Senior Vice President      November 2, 2000
----------------------------------------------
David G. Rekoski

DOUGLAS A. SARCIA*                                   Director and Vice President             November 2, 2000
----------------------------------------------
Douglas A. Sarcia





*By: /s/ Michael F. Lane
     ---------------------------------------------
     Michael F. Lane
     Attorney-in-fact
